Trade and other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payroll debtors	R 192	R 273	R 361
Interest receivable	42	90	90
Financial assets	3,899	7,032	6,279
Prepayments	793	1,219	433
Value added tax	1,030	649	788
Total trade and other receivables	5,722	8,900	7,500
NCI of DRDGOLD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prepayments	113	610
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	56	0	0
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	2,099	5,353	4,304
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	965	3,407	3,564
PGM sales other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	1,134	1,946	740
Zinc concentrate sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	356	108	0
Sandouville metals sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	122	261	135
E-scrap recycling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	249	0	0
Other trade and non-trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 783	R 947	R 1,389